Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue		$ 2,875,000	$ 2,791,000	$ 4,848,000	$ 5,579,000
Cost of revenue		1,568,000	1,352,000	2,599,000	3,725,000
Gross profit		1,307,000	1,439,000	2,249,000	1,854,000
Operating expenses:
Sales and marketing		998,000	872,000	1,255,000	1,831,000
Research and development		803,000	947,000	1,202,000	2,052,000
General and administrative expenses		6,868,000	4,406,000	5,471,000	3,925,000
Impairment of acquired intangible assets				286,000	70,000
Operating income/loss		8,669,000	6,225,000	8,214,000	7,878,000
Loss from operations		(7,362,000)	(4,786,000)	(5,965,000)	(6,024,000)
Other income (expense):
Interest expense, related party		(496,000)	(309,000)	(454,000)	(331,000)
Interest expense		(20,000)	(142,000)	(274,000)	(22,000)
Other income, net				918,000	2,096,000
Interest income and other, net		225,000	1,002,000
Loss before income taxes		(7,653,000)	(4,235,000)	(5,775,000)	(4,281,000)
Provision for income taxes			4,000	4,000
Net loss		(7,653,000)	(4,239,000)	$ (5,779,000)	$ (4,281,000)
Dividends on preferred shares		530,000
Net loss available to common shareholders		$ (8,183,000)	$ (4,239,000)
Net loss per share:
Net loss per share basic and diluted (in Dollars per share)		$ (0.41)	$ (0.81)	$ (0.98)	$ (1.59)
Shares used in computing net loss per share:
Basic and diluted (in Shares)		20,004,425	5,240,003	5,884,555	2,692,510
Gryphon Digital Mining, Inc. [Member]
Revenue		$ 136,000
Cost of revenue		35,000
Operating expenses:
General and administrative expenses	2,000	13,682,000
Loss from operations		(13,607,000)
Loss before provision for income taxes	(2,000)	(14,403,000)
Other income (expense):
Interest expense		(299,000)
Amortization of debt discount		(428,000)
Total other expense		(796,000)
Provision for income taxes
Net loss	$ (2,000)	$ (14,403,000)
Net loss per share:
Net loss per share basic and diluted (in Dollars per share)		$ (1.09)
Shares used in computing net loss per share:
Basic and diluted (in Shares)	7,387,000	13,240,749
Depreciation expense		$ 26,000
Realized gain on disposition of digital asset		36,000
Unrealized loss from impairment of digital asset		(130,000)
Interest income earned on digital asset		$ 25,000